Common Stock, Additional Paid-In Capital and Dividends, Equity Distribution Agreement (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	May 24, 2024
Equity Distribution Agreement [Abstract]
Dividends paid to common stock holders	$ 0	$ 0
ATM [Member]
Equity Distribution Agreement [Abstract]
Common stock that can be sold under ATM			$ 5,800